CONTRACTUAL OBLIGATIONS AND RIGHTS - Schedule of Contractual Obligations (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) newbuilding	Dec. 31, 2022 USD ($) newbuilding	Dec. 31, 2021 USD ($) newbuilding
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	$ 1,590.2	$ 1,251.0	$ 1,454.0
Direct issuance costs for borrowings	13.9	11.1	13.0
Borrowing costs capitalized	$ 9.0	$ 0.7	$ 5.8
Number of contracted new buildings | newbuilding	0	0	1
Borrowings
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	$ 1,073.5	$ 978.0	$ 1,148.4
Interest payments related to scheduled interest fixing
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	162.6	144.3	193.5
Estimated variable interest payments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual capital commitments including estimate of variable part	40.3	26.2	1.1
Newbuilding installments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	0.0	0.0	39.9
Secondhand vessel commitments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	190.4
Committed scrubber installations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	35.7	18.4	8.6
Trade payables and other obligations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	87.7	84.1	62.5
Less than one year
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	521.2	256.8	365.3
Less than one year | Borrowings
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	174.9	119.8	211.7
Less than one year | Interest payments related to scheduled interest fixing
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	41.0	34.8	43.4
Less than one year | Estimated variable interest payments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual capital commitments including estimate of variable part	6.3	3.3	(0.3)
Less than one year | Newbuilding installments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	0.0	0.0	39.9
Less than one year | Secondhand vessel commitments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	190.4
Less than one year | Committed scrubber installations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	23.6	17.3	8.1
Less than one year | Trade payables and other obligations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	85.0	81.6	62.5
Due between one and two years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	185.8	163.3	168.2
Due between one and two years | Borrowings
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	148.0	130.0	129.9
Due between one and two years | Interest payments related to scheduled interest fixing
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	32.5	30.6	38.6
Due between one and two years | Estimated variable interest payments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual capital commitments including estimate of variable part	5.3	1.6	(0.8)
Due between one and two years | Newbuilding installments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	0.0	0.0	0.0
Due between one and two years | Secondhand vessel commitments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	0.0
Due between one and two years | Committed scrubber installations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	0.0	1.1	0.5
Due between one and two years | Trade payables and other obligations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	0.0	0.0	0.0
Due between two and three years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	183.2	154.4	171.6
Due between two and three years | Borrowings
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	148.4	127.2	139.3
Due between two and three years | Interest payments related to scheduled interest fixing
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	26.7	24.7	33.0
Due between two and three years | Estimated variable interest payments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual capital commitments including estimate of variable part	6.1	2.5	(0.7)
Due between two and three years | Newbuilding installments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	0.0	0.0	0.0
Due between two and three years | Secondhand vessel commitments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	0.0
Due between two and three years | Committed scrubber installations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	2.0	0.0	0.0
Due between two and three years | Trade payables and other obligations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	0.0	0.0	0.0
Due between three and four years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	150.8	206.1	159.5
Due between three and four years | Borrowings
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	112.0	185.9	134.2
Due between three and four years | Interest payments related to scheduled interest fixing
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	24.5	18.0	25.4
Due between three and four years | Estimated variable interest payments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual capital commitments including estimate of variable part	6.2	2.2	(0.1)
Due between three and four years | Newbuilding installments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	0.0	0.0	0.0
Due between three and four years | Secondhand vessel commitments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	0.0
Due between three and four years | Committed scrubber installations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	8.1	0.0	0.0
Due between three and four years | Trade payables and other obligations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	0.0	0.0	0.0
Due between four and five years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	149.1	181.3	199.4
Due between four and five years | Borrowings
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	120.0	161.7	181.4
Due between four and five years | Interest payments related to scheduled interest fixing
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	19.5	14.1	17.8
Due between four and five years | Estimated variable interest payments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual capital commitments including estimate of variable part	7.5	5.5	0.2
Due between four and five years | Newbuilding installments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	0.0	0.0	0.0
Due between four and five years | Secondhand vessel commitments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	0.0
Due between four and five years | Committed scrubber installations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	2.0	0.0	0.0
Due between four and five years | Trade payables and other obligations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	0.0	0.0	0.0
Due in more than five years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	400.1	289.1	390.0
Due in more than five years | Borrowings
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	370.2	253.4	351.9
Due in more than five years | Interest payments related to scheduled interest fixing
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	18.4	22.1	35.3
Due in more than five years | Estimated variable interest payments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual capital commitments including estimate of variable part	8.9	11.1	2.8
Due in more than five years | Newbuilding installments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	0.0	0.0	0.0
Due in more than five years | Secondhand vessel commitments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	0.0
Due in more than five years | Committed scrubber installations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	0.0	0.0	0.0
Due in more than five years | Trade payables and other obligations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	$ 2.7	$ 2.5	$ 0.0